CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss) including noncontrolling interests	$ 362.8	$ 517.8	$ 572.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	314.4	313.0	320.5
Amortization of debt issuance costs and discounts	11.1	7.0	20.3
Share-based compensation	18.4	23.5	19.5
(Gain) loss on sale or impairment of properties and other assets, net	274.7	375.5	164.0
Equity income in MillerCoors	(516.3)	(561.8)	(539.0)
Distributions from MillerCoors	516.3	561.8	539.0
Equity in net (income) loss of other unconsolidated affiliates	(4.5)	1.7	(19.1)
Distributions from other unconsolidated affiliates	0.0	15.4	13.0
Excess tax benefits from share-based compensation	(10.0)	(8.2)	(7.7)
Unrealized (gain) loss on foreign currency fluctuations and derivative instruments, net	16.7	12.2	8.4
Income tax (benefit) expense	51.8	69.0	84.0
Current Income Tax Expense (Benefit)	153.1	68.8	101.6
Income tax (paid) received	(134.1)	(93.1)	(107.8)
Interest expense, excluding interest amortization	116.1	138.0	163.5
Interest (paid) received	(98.9)	(136.3)	(163.8)
Pension expense	15.3	21.0	51.1
Pension contributions (paid)	(256.1)	(33.6)	(113.1)
Change in current assets and liabilities (net of impact of business combinations) and other:
Receivables	60.8	22.3	70.4
Inventories	10.9	(16.5)	4.2
Payables and other current liabilities	(111.0)	75.3	185.1
Other assets and other liabilities	61.9	(30.9)	(94.8)
(Gain) loss from discontinued operations	(3.9)	(0.5)	(2.0)
Net cash provided by operating activities	696.4	1,272.6	1,168.2
Cash flows from investing activities:
Additions to properties	(275.0)	(259.5)	(293.9)
Proceeds from sales of properties and other assets	11.8	8.8	53.6
Acquisition of businesses, net of cash acquired	(91.2)	0.0	0.0
Proceeds from sale of business	8.7	0.0	0.0
Investment in MillerCoors	(1,442.7)	(1,388.1)	(1,186.5)
Return of capital from MillerCoors	1,441.1	1,382.5	1,146.0
Other	12.6	16.9	3.8
Net cash provided by (used in) investing activities	(334.7)	(239.4)	(277.0)
Cash flows from financing activities:
Exercise of stock options under equity compensation plans	34.6	44.4	88.8
Excess tax benefits from share-based compensation	10.0	8.2	7.7
Dividends paid	(303.4)	(273.6)	(234.6)
Payments for purchase of treasury stock	(150.1)	0.0	0.0
Payments on debt and borrowings	(701.4)	(74.4)	(1,332.2)
Proceeds on debt and borrowings	703.3	4.8	15.0
Debt issuance costs	(61.8)	(1.9)	(0.4)
Payments on settlement of derivative instruments	0.0	(65.2)	(119.4)
Net proceeds from (payments on) revolving credit facilities and commercial paper	3.9	(513.9)	507.4
Change in overdraft balances and other	(47.1)	69.6	8.5
Net cash provided by (used in) financing activities	(512.0)	(802.0)	(1,059.2)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(150.3)	231.2	(168.0)
Effect of foreign exchange rate changes on cash and cash equivalents	(43.4)	(48.9)	(13.7)
Balance at beginning of year	430.9	624.6	442.3
Balance at end of year	$ 430.9	$ 624.6	$ 442.3